Nature of Operations (Details)	Mar. 31, 2025 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Public Shareholders (Redeemable Class A ordinary shares), including Bonus Shares	3,157,228	[1],[2]
Shares held by Worldwide Webb Acquisition Sponsor, LLC (the “Sponsor”) and other initial holders	2,750,000	[3],[4]
Shares held by Innovo Consultancy DMCC	5,638,530	[5]
Shares held by FPA (as defined below) Holders	3,711,667,000	[6]
Total	15,257,425	[7]

[1]	Includes 87,133 Bonus Shares issued to the Company’s public shareholders and 1,024,335 “Extension Shares” issued to certain holders of Class A ordinary shares (the “Holders”) in accordance with the Non-Redemption Agreement entered into between WWAC, the Sponsor, and the Holders of Class A ordinary shares. Also includes 288,333 shares purchased by the Forward Purchase Agreement (“FPA”) holders in the open market or via redemption reversals prior to the consummation of the Business Combination.
[2]	Reversal of excess bonus shares issued to Cowen and Company, LLC, which was mistakenly credited with 1,209 bonus shares instead of 968. This error has now been rectified. Refer to the Consolidated Statements of Changes in Redeemable Noncontrolling Interest and Shareholders’ Equity (Deficit) for the year ended March 31, 2025.
[3]	Does not include (i) 1,500,000 Class B ordinary shares forfeited upon the consummation of the Business Combination, or (ii) 1,500,000 Class B ordinary shares forfeited pursuant to a Support Agreement with the Sponsor.
[4]	Includes 1,500,000 Class A ordinary shares issued to the Sponsor and 1,250,000 Class A ordinary shares issued to certain anchor investors upon conversion of Class B ordinary shares concurrently with the consummation of the Business Combination. 3,000,000 Class B ordinary shares were forfeited by the Sponsor upon the consummation of the Business Combination.
[5]	Includes (i) 3,000,000 Class A ordinary shares reissued against 3,000,000 Class B ordinary shares forfeited by the Sponsor upon consummation of the Business Combination as per (2) above, and (ii) 2,638,530 remaining Bonus Shares issued to Innovo.
[6]	Represents a new issuance of Class A ordinary shares to the Forward Purchase Agreement holders in accordance with the Forward Purchase Agreement.
[7]	Does not include 10,000 AARK ordinary shares and 655,788 Aeries Technology Group Business Accelerators Private Limited’s ordinary shares that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V ordinary share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V ordinary share) into shares in Aeries Technology, Inc. in connection with the Exchange Agreements, which is further discussed in Note 16.